Condensed Statements of Income (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Condensed Financial Statements, Captions [Line Items]
Accumulated other comprehensive income reclassifications for unrealized net gains on available-for-sale security	$ 821		$ (721)
Parent Company
Condensed Financial Statements, Captions [Line Items]
Accumulated other comprehensive income reclassifications for unrealized net gains on available-for-sale security	$ 821		$ (721)